VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Asset-Backed Securities—0.9%
Collateralized Loan Obligations—0.9%
Mountain View CLO XIX Ltd. 2025-1A, E (3 month Term SOFR + 6.250%, Cap N/A, Floor 6.250%) 144A 10.078%, 10/17/38(1)(2)	$4,085	$4,117
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 11.648%, 4/15/34(1)(2)	2,500	2,503
Mountain View CLO XVII Ltd. 2023-1A, D2R (3 month Term SOFR + 4.500%, Cap N/A, Floor 4.500%) 144A 0.010%, 10/15/38(1)(2)(3)	5,110	5,110
		11,730

Total Asset-Backed Securities (Identified Cost $11,631)		11,730

Corporate Bonds and Notes—3.2%
Communication Services—0.9%
Cable One, Inc. 144A 4.000%, 11/15/30(1)	4,055	3,436
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	2,000	1,919
144A 4.250%, 2/1/31(1)	2,000	1,842
Gray Media, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,533
Warnermedia Holdings, Inc. 4.279%, 3/15/32	3,757	3,450
		12,180

Consumer Discretionary—0.6%
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	6,017
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,769	1,765
		7,782

Health Care—0.7%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	2,500	2,396
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	5,500	4,568
Encompass Health Corp. 4.500%, 2/1/28	1,000	991
Tenet Healthcare Corp. 4.375%, 1/15/30	1,090	1,060
		9,015

Industrials—0.3%
Griffon Corp. 5.750%, 3/1/28	2,000	2,001
	Par Value	Value

Industrials—continued
TMS International Corp. 144A 6.250%, 4/15/29(1)	$2,435	$2,361
		4,362

Information Technology—0.7%
CoreWeave, Inc. 144A 9.250%, 6/1/30(1)	4,000	4,131
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	5,000	4,799
		8,930

Total Corporate Bonds and Notes (Identified Cost $42,362)		42,269

Leveraged Loans—92.4%
Aerospace—4.4%
Cobham Ultra Seniorco S.a.r.l. (6 month Term SOFR + 4.180%) 8.370%, 8/3/29(2)	10,330	10,324
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.160%, 10/31/31(2)	4,077	4,077
Tranche B-2 (1 month Term SOFR + 2.000%) 6.160%, 10/31/31(2)	1,551	1,551
HDI Aerospace Intermediate Holding III Corp. (3 month Term SOFR + 3.750%) 7.687%, 2/11/32(2)	7,529	7,534
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 7.000%, 3/18/30(2)	9,610	9,560
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.810%, 1/15/27(2)	4,121	4,133
TransDigm Tranche M (3 month Term SOFR + 2.500%) 6.500%, 8/13/32(2)	1,930	1,928
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.500%, 2/28/31(2)	1,872	1,870
Tranche K (3 month Term SOFR + 2.250%) 6.250%, 3/22/30(2)	650	649
Tranche K (3 month Term SOFR + 2.250%) 6.252%, 3/22/30(2)	4,686	4,680
Tranche L (3 month Term SOFR + 2.500%) 6.500%, 1/19/32(2)	7,489	7,484
	Par Value	Value

Aerospace—continued
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 2.250%) 6.410%, 12/6/30(2)	$5,033	$5,024
		58,814

Chemicals—5.8%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.600%) 7.760%, 9/30/28(2)	6,707	6,710
(1 month Term SOFR + 7.100%) 11.260%, 9/30/29(2)	7,184	7,184
Bakelite U.S. Holdco, Inc. (3 month Term SOFR + 3.750%) 7.750%, 12/23/31(2)	5,042	5,027
Chemours Co. (The) Tranche B-3 (1 month Term SOFR + 3.000%) 7.160%, 8/18/28(2)	3,046	3,039
Consolidated Energy Finance S.A. 2024 (1 month Term SOFR + 4.500%) 8.660%, 11/15/30(2)	7,959	7,423
Hexion Holdings Corp.
2024 (1 month Term SOFR + 4.000%) 8.140%, 3/15/29(2)	6,953	6,939
Second Lien (1 month Term SOFR + 7.540%) 11.700%, 3/15/30(2)	3,904	3,847
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.410%, 2/18/30(2)	12,130	10,947
Ineos Quattro Holdings UK Ltd. 2031, Tranche B (1 month Term SOFR + 4.250%) 8.410%, 10/7/31(2)	781	669
Ineos Styrolution U.S. Holding LLC 2027 (1 month Term SOFR + 2.100%) 6.260%, 1/29/27(2)	3,894	3,748
Ineos U.S. Finance LLC 2031 (1 month Term SOFR + 3.000%) 7.160%, 2/7/31(2)	6,421	5,747
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 8.510%, 4/2/29(2)	3,699	3,332
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 10.070%, 12/1/26(2)	3,051	2,945
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Natgasoline LLC 2025, Tranche B (3 month Term SOFR + 5.500%) 9.500%, 3/29/30(2)	$3,885	$3,920
Pasadena Performance Products LLC 2025 (3 month Term SOFR + 3.250%) 7.250%, 2/27/32(2)	4,001	4,001
Trinseo Materials Operating SCA 2021 (3 month Term SOFR + 2.760%) 6.960%, 5/3/28(2)	5,930	1,699
		77,177

Communication Services—0.1%
DMS Purchaser LLC (1 month Term SOFR + 7.500%) 11.663%, 2/28/30(2)(3)	1,625	1,638
Consumer Durables—0.5%
Topgolf Callaway Brands Corp. (1 month Term SOFR + 3.000%) 7.160%, 3/15/30(2)	3,066	3,027
Weber-Stephen Products LLC Tranche B 0.000%, 9/17/32(2)(4)	4,310	4,262
		7,289

Consumer Non-Durables—1.0%
ABG Intermediate Holdings 2 LLC
2024 (1 month Term SOFR + 2.250%) 6.410%, 12/21/28(2)	4,441	4,430
2025 (1 month Term SOFR + 2.250%) 6.410%, 2/13/32(2)	2,622	2,616
American Greetings Corp. Tranche C (1 month Term SOFR + 5.750%) 9.910%, 10/30/29(2)	3,008	3,008
Varsity Brands, Inc. (1 month Term SOFR + 3.000%) 7.030%, 8/26/31(2)	3,741	3,739
		13,793

Energy—4.6%
AL NGPL Holdings LLC (3 month Term SOFR + 2.250%) 6.530%, 12/9/30(2)	3,097	3,094
Brazos Delaware II LLC 2025, Tranche B-2 (1 month Term SOFR + 2.500%) 6.720%, 2/11/30(2)	6,149	6,147
Colossus Acquireco LLC Tranche B (2-3 month Term SOFR + 1.750%) 5.870% - 5.920%, 7/30/32(2)	3,600	3,577
	Par Value	Value

Energy—continued
CPPIB OVM Member U.S. LLC (3 month Term SOFR + 2.500%) 6.500%, 8/20/31(2)	$4,134	$4,140
Deep Blue Operating I LLC 0.000%, 9/17/32(2)(4)	2,975	2,975
Goodnight Water Solutions Holdings LLC (1 month Term SOFR + 4.000%) 8.160%, 6/4/29(2)	10,357	10,202
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.502% - 9.750%, 11/6/31(2)	3,589	3,592
NGL Energy Operating LLC (1 month Term SOFR + 3.500%) 7.660%, 2/3/31(2)	3,329	3,330
Par Petroleum LLC Tranche B (3 month Term SOFR + 3.750%) 8.030%, 2/28/30(2)	5,742	5,728
Rockpoint Gas Storage Partners LP Tranche B (3 month Term SOFR + 3.000%) 7.000%, 9/18/31(2)	8,207	8,230
Stonepeak Bayou Holdings LP 0.000%, 10/1/32(2)(4)	2,060	2,055
Third Coast Infrastructure LLC 2025 (1 month Term SOFR + 3.750%) 7.910%, 9/25/30(2)	8,008	8,028
		61,098

Financials—11.9%
Aretec Group, Inc. Tranche B-3 (1 month Term SOFR + 3.500%) 7.660%, 8/9/30(2)	10,228	10,226
Asurion Tranche B-13 (1 month Term SOFR + 4.250%) 8.410%, 9/19/30(2)	17,889	17,763
Asurion LLC Tranche B-4 (1 month Term SOFR + 5.360%) 9.530%, 1/20/29(2)	8,321	7,948
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.160%, 3/12/29(2)	4,281	4,293
Blackstone Mortgage Trust, Inc. Tranche B-6 (1 month Term SOFR + 3.000%) 7.160%, 12/10/30(2)	4,050	4,065
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.160%, 10/31/31(2)	6,496	6,506
	Par Value	Value

Financials—continued
DRW Holdings LLC 2024 (3 month Term SOFR + 3.500%) 7.500%, 6/26/31(2)	$11,885	$11,848
EIG Management Co. LLC Tranche B (1 month Term SOFR + 5.000%) 9.170%, 5/17/29(2)	4,407	4,385
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.910%, 6/27/29(2)	4,835	4,820
First Eagle Holdings, Inc. (3 month Term SOFR + 3.500%) 7.710%, 8/16/32(2)	9,259	9,160
FNZ Group Entities Ltd. (3 month Term SOFR + 5.000%) 9.320%, 11/5/31(2)	5,278	4,223
Franklin Square Holdings LP 2024, Tranche B (1 month Term SOFR + 2.250%) 6.410%, 4/25/31(2)	6,107	6,107
HighTower Holding LLC (3 month Term SOFR + 2.750%) 7.070%, 2/3/32(2)	4,930	4,920
Hudson River Trading LLC Tranche B-1 (1 month Term SOFR + 3.000%) 7.150%, 3/18/30(2)	6,806	6,816
Jane Street Group LLC (3 month Term SOFR + 2.000%) 6.200%, 12/15/31(2)	7,307	7,246
Jefferies Finance LLC 2024 (1 month Term SOFR + 2.750%) 6.920%, 10/21/31(2)	3,960	3,955
Jump Financial LLC Tranche B-1 (3 month Term SOFR + 3.500%) 7.500%, 2/26/32(2)	3,444	3,461
Nexus Buyer LLC (1 month Term SOFR + 3.500%) 7.660%, 7/31/31(2)	9,298	9,271
Osaic Holdings Inc (f/k/a Advisor Group Holdings, Inc.) (1 month Term SOFR + 3.000%) 7.160%, 7/30/32(2)	5,650	5,646
Russell Investments U.S. Institutional Holdco, Inc. 2027, PIK (3 month Term SOFR + 5.000%) 10.810%, 5/30/27(2)(5)	6,919	6,616
Starwood Property Mortgage LLC 2030, Tranche B-5 (1 month Term SOFR + 2.000%) 6.160%, 1/2/30(2)	3,268	3,266
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Superannuation & Investments U.S. LLC (1 month Term SOFR + 3.000%) 7.160%, 12/1/28(2)	$5,002	$5,020
VFH Parent LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.660%, 6/21/31(2)	3,343	3,343
WH Borrower LLC Tranche B (3 month Term SOFR + 4.500%) 8.700%, 2/20/32(2)	9,117	9,116
		160,020

Food / Tobacco—2.9%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.660%, 12/23/30(2)	3,275	3,284
Froneri International Ltd. Tranche B-6 0.000%, 8/2/32(2)(4)	4,115	4,104
Golden State Foods LLC (3 month Term SOFR + 4.000%) 8.000%, 12/4/31(2)	3,003	3,006
Nourish Buyer I, Inc. (3 month Term SOFR + 4.500%) 8.830%, 7/8/32(2)	2,365	2,362
Primary Products Finance LLC 2024, Tranche B (3 month Term SOFR + 3.250%) 7.540%, 4/1/29(2)	4,204	4,092
Quirch Foods Holdings LLC (1 month Term SOFR + 4.860%) 9.050%, 10/27/27(2)	7,364	7,209
Red SPV LLC (1 month Term SOFR + 2.250%) 6.390%, 3/15/32(2)	3,391	3,384
Savor Acquisition, Inc. Tranche B, First Lien (1 month Term SOFR + 3.000%) 7.160%, 2/19/32(2)	3,368	3,386
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.700%, 7/9/32(2)	3,215	3,233
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.250%, 3/31/28(2)	4,966	4,963
		39,023

Forest Prod / Containers—1.8%
Ahlstrom Holding 3 Oy
Tranche B (3 month Term SOFR + 4.260%) 8.260%, 2/4/28(2)	6,030	6,006
	Par Value	Value

Forest Prod / Containers—continued
Tranche B-1 (3 month Term SOFR + 4.510%) 8.510%, 5/22/30(2)	$1,174	$1,173
Clydesdale Acquisition Holdings, Inc.
(1 month Term SOFR + 3.250%) 7.410%, 4/1/32(2)	2	2
2025, Tranche B (1 month Term SOFR + 3.250%) 7.410%, 4/1/32(2)	3,873	3,865
Domtar Corp. (1 month Term SOFR + 5.610%) 9.780%, 11/30/28(2)	2,354	2,158
Pregis Topco LLC (1 month Term SOFR + 4.000%) 8.160%, 2/1/29(2)	3,822	3,846
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 3.860%) 8.030%, 4/20/28(2)	3,664	3,628
Verde Purchaser LLC (3 month Term SOFR + 4.000%) 8.000%, 11/30/30(2)	4,178	4,130
		24,808

Gaming / Leisure—4.5%
Allwyn Entertainment Financing U.S. LLC Tranche B (3 month Term SOFR + 2.000%) 6.330%, 6/2/31(2)	3,682	3,673
Bingo Holdings I LLC (3 month Term SOFR + 4.750%) 8.750%, 6/30/32(2)	4,475	4,468
Bombardier Recreational Products, Inc. 2023 (1 month Term SOFR + 2.750%) 6.910%, 12/13/29(2)	6,809	6,811
Catawba Nation Gaming Authority Tranche B (1 month Term SOFR + 4.750%) 8.910%, 3/28/32(2)	4,800	4,902
Fitness International LLC Tranche B (1 month Term SOFR + 4.500%) 8.660%, 2/12/29(2)	2,502	2,512
GBT U.S. III LLC Tranche B-1 (3 month Term SOFR + 2.500%) 6.810%, 7/25/31(2)	3,672	3,679
Lc Ahab U.S. Bidco LLC (1 month Term SOFR + 3.000%) 7.160%, 5/1/31(2)	2,620	2,617
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.390%, 4/14/29(2)	6,381	6,385
	Par Value	Value

Gaming / Leisure—continued
Lucky Strike Entertainment 2025, Tranche B, First Lien (1 month Term SOFR + 3.250%) 7.215%, 9/22/32(2)	$3,085	$2,994
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.240%, 8/1/30(2)	3,876	3,777
Oravel Stays Private Ltd. Tranche B (3 month Term SOFR + 8.000%) 12.000%, 12/20/29(2)	8,855	9,087
Pretzel Parent, Inc. 0.000%, 10/1/31(2)(4)	1,845	1,840
Turquoise Topco Ltd. Tranche B 0.000%, 8/13/32(2)(4)	2,805	2,807
Voyager Parent LLC Tranche B, First Lien (3 month Term SOFR + 4.750%) 8.750%, 7/1/32(2)	5,230	5,237
		60,789

Health Care—4.2%
AHP Health Partners, Inc. 2025, Tranche B (1 month Term SOFR + 2.250%) 6.410%, 9/20/32(2)	3,682	3,688
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.070%, 5/16/31(2)	11,852	11,821
Tranche B-2 (3 month Term SOFR + 3.500%) 7.660%, 5/16/31(2)	2,547	2,533
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.600%) 7.910%, 11/1/28(2)	6,369	2,184
Medline Borrower LP 2030 (1 month Term SOFR + 2.000%) 6.160%, 10/23/30(2)	6,965	6,961
MPH Acquisition Holdings LLC (3 month Term SOFR + 4.860%) 9.170%, 12/31/30(2)	— (6)	— (6)
Opal U.S. LLC Tranche B-2 (3 month Term SOFR + 3.250%) 7.250%, 4/28/32(2)	7,455	7,470
Organon & Co. (1 month Term SOFR + 2.250%) 6.410%, 5/19/31(2)	7,959	7,750
Physician Partners LLC
Tranche B-1, PIK (3 month Term SOFR + 4.150%) 8.150%, 12/31/29(2)(5)	3,216	1,395
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tranche C, PIK (3 month Term SOFR + 5.650%) 9.650%, 12/31/30(2)(5)	$2,012	$392
Team Health Holdings, Inc. 2028 (2 month Term SOFR + 4.500%) 8.800%, 6/30/28(2)	5,222	5,208
Team Services Group LLC
(3 month Term SOFR + 5.250%) 9.560%, 12/20/27(2)	4,234	4,216
2022 (3 month Term SOFR + 5.100%) 9.410%, 12/20/27(2)	2,030	2,021
		55,639

Housing—3.0%
Brookfield Property REIT, Inc. 2025 (1 month Term SOFR + 3.500%) 7.660%, 5/28/30(2)	3,900	3,911
Foley Products Co. LLC (3 month Term SOFR + 4.900%) 8.900%, 12/29/28(2)	4,249	4,269
Forest City Enterprises LP Tranche B (1 month Term SOFR + 3.610%) 7.780%, 12/8/25(2)	15,457	15,377
Foundation Building Materials, Inc. 2025 (1 month PRIME + 4.250%) 11.500%, 1/29/31	3,172	3,184
Oscar AcquisitionCo LLC Tranche B (3 month Term SOFR + 4.250%) 8.250%, 4/29/29(2)	5,717	5,328
Quikrete Holdings, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 6.410%, 2/10/32(2)	4,960	4,957
Smyrna Ready Mix Concrete LLC 2025 (1 month Term SOFR + 3.000%) 7.170%, 4/2/29(2)	3,408	3,408
		40,434

Information Technology—12.7%
Adeia, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.660%, 6/8/28(2)	6,446	6,470
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 2.750%) 6.750%, 2/1/31(2)	5,117	5,120
Allegro Microsystems, Inc. (1 month Term SOFR + 2.000%) 6.160%, 10/31/30(2)	3,691	3,691
	Par Value	Value

Information Technology—continued
BMC Software 2031 (3 month Term SOFR + 3.000%) 7.200%, 7/30/31(2)	$6,967	$6,952
Caci International, Inc. Tranche B (1 month Term SOFR + 1.750%) 5.910%, 10/30/31(2)	2,794	2,794
Cloud Software Group, Inc.
Tranche B (2-3 month Term SOFR + 3.250%) 7.250%, 8/13/32(2)	6,545	6,564
Tranche B-2 (3 month Term SOFR + 3.250%) 7.250%, 3/21/31(2)	3,995	4,009
Clover Holdings 2 LLC (1 month Term SOFR + 3.750%) 7.940%, 12/9/31(2)	4,409	4,408
Creation Technologies, Inc. (3 month Term SOFR + 5.760%) 10.050%, 10/5/28(2)	6,935	6,882
Ensono LP First Lien (1 month Term SOFR + 4.110%) 8.280%, 5/26/28(2)	4,934	4,937
Finastra USA, Inc. (3 month Term SOFR + 4.000%) 8.040%, 9/15/32(2)	5,190	5,166
Knowbe4, Inc. (3 month Term SOFR + 3.750%) 8.070%, 7/21/32(2)	2,985	2,985
Leia Finco U.S. LLC (3 month Term SOFR + 3.250%) 7.570%, 10/9/31(2)	5,597	5,593
Lendingtree, Inc. Tranche B (1 month Term SOFR + 4.500%) 8.660%, 8/14/30(2)	8,668	8,625
Magnite, Inc. (1 month Term SOFR + 3.000%) 7.160%, 2/6/31(2)	6,809	6,811
Mermaid Bidco, Inc. Tranche B (3 month Term SOFR + 3.250%) 7.570%, 7/3/31(2)	8,246	8,227
MKS Instruments, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.170%, 8/17/29(2)	6,645	6,638
Modena Buyer LLC (3 month Term SOFR + 4.500%) 8.810%, 7/1/31(2)	4,263	4,205
Neon Maple Purchaser, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 6.910%, 11/17/31(2)	6,532	6,529
Perforce Software, Inc.
(1 month Term SOFR + 4.750%) 8.910%, 3/21/31(2)	3,649	3,238
	Par Value	Value

Information Technology—continued
2024 (1 month Term SOFR + 4.750%) 8.910%, 7/2/29(2)	$753	$691
Qnity Electronics, Inc. Tranche B 0.000%, 8/12/32(2)(4)	3,740	3,735
Rackspace Finance LLC First Lien (1 month Term SOFR + 2.860%) 7.040%, 5/15/28(2)	5,181	2,299
Red Planet Borrower LLC (1 month Term SOFR + 4.000%) 8.160%, 9/8/32(2)	7,115	6,914
Sabre GLBL, Inc.
2021, Tranche B-1 (1 month Term SOFR + 3.610%) 7.780%, 12/17/27(2)	1,995	1,885
2021, Tranche B-2 (1 month Term SOFR + 3.610%) 7.780%, 12/17/27(2)	1,336	1,262
2022, Tranche B (1 month Term SOFR + 4.350%) 8.510%, 6/30/28(2)	994	923
2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.260%, 6/30/28(2)	3,798	3,551
Sanmina Corp. Tranche B 0.000%, 8/9/32(2)(4)	3,370	3,362
Synechron Holdings, Inc. (3 month Term SOFR + 3.750%) 8.060%, 10/3/31(2)	3,274	3,249
Team Blue Finco S.a.r.l. (3 month Term SOFR + 3.250%) 7.390%, 7/12/32(2)	2,987	2,982
Thryv, Inc. (1 month Term SOFR + 6.750%) 10.910%, 5/1/29(2)	1,104	1,104
TripAdvisor, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.910%, 7/8/31(2)	4,683	4,570
Ultra Clean Holdings, Inc. (1 month Term SOFR + 2.750%) 6.913%, 2/25/28(2)	14,230	14,272
UST Global, Inc. (1 month Term SOFR + 3.000%) 7.140%, 11/20/28(2)	4,720	4,673
Virtusa Corp. Tranche B-2 (1 month Term SOFR + 3.250%) 7.410%, 2/15/29(2)	4,498	4,437
		169,753

Manufacturing—2.7%
A-Ag U.S. Gsi Bidco, Inc. (3 month Term SOFR + 5.000%) 9.000%, 10/31/31(2)	5,273	5,247
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 2.250%) 6.390%, 8/19/31(2)	$3,880	$3,875
Cimpress plc 2024, Tranche B-1 (1 month Term SOFR + 2.500%) 6.660%, 5/17/28(2)	3,221	3,225
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.660%, 11/3/31(2)	3,007	3,014
Crown Equipment Corp. Tranche B-1 (1 month Term SOFR + 2.250%) 6.530%, 10/10/31(2)	3,897	3,900
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 3.500%) 7.780%, 10/1/31(2)	3,462	3,470
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.450%, 11/4/31(2)	3,637	3,604
Lippert Components, Inc. 2025, Tranche B (1 month Term SOFR + 2.250%) 6.410%, 3/25/32(2)	3,443	3,447
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.660%, 12/2/31(2)	3,396	3,399
VM Consolidated, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 6.410%, 3/24/28(2)	2,801	2,803
		35,984

Media / Telecom - Broadcasting—1.9%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.160%, 3/24/32(2)	6,643	6,640
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 7.390%, 12/1/28(2)	2,579	2,577
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.660%, 6/28/32(2)	3,290	3,285
Univision Communications, Inc.
2022, Tranche A, First Lien 0.000%, 6/24/27(2)(4)	2,707	2,689
2024, First Lien (1 month Term SOFR + 3.610%) 7.780%, 1/31/29(2)	6,681	6,650
	Par Value	Value

Media / Telecom - Broadcasting—continued
Wasserman Media Group LLC (1 month Term SOFR + 3.000%) 7.160%, 6/23/32(2)	$3,000	$3,006
		24,847

Media / Telecom - Cable/Wireless Video—3.3%
Charter Communications Operating LLC
Tranche B-4 (3 month Term SOFR + 2.000%) 6.290%, 12/7/30(2)	6,204	6,196
Tranche B-5 (3 month Term SOFR + 2.250%) 6.540%, 12/15/31(2)	6,016	6,013
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.410%, 9/18/30(2)	3,435	3,427
Coral-U.S. Co-Borrower LLC
Tranche B-6 (1 month Term SOFR + 3.110%) 7.260%, 10/15/29(2)	5,000	4,972
Tranche B-7 (3 month Term SOFR + 3.250%) 7.570%, 1/31/32(2)	5,035	4,981
Telenet Financing USD LLC Tranche AR (1 month Term SOFR + 2.110%) 6.260%, 4/30/28(2)	3,500	3,469
Virgin Media Bristol LLC
Tranche N (1 month Term SOFR + 2.610%) 6.760%, 1/31/28(2)	1,152	1,150
Tranche Q (1 month Term SOFR + 3.360%) 7.510%, 1/31/29(2)	4,000	3,996
Tranche Y-4 (3 month Term SOFR + 3.280%) 7.590%, 3/31/31(2)	5,628	5,544
Ziggo Financing Partnership Tranche I (1 month Term SOFR + 2.610%) 6.760%, 4/30/28(2)	5,075	5,059
		44,807

Media / Telecom - Diversified Media—3.0%
Banijay Entertainment SAS Tranche B-3 (1 month Term SOFR + 2.750%) 7.020%, 3/1/28(2)	4,216	4,223
Digital Media Solutions Tranche B, PIK (1 month Term SOFR + 1.000%) 5.307%, 5/25/26(2)(3)(5)	351	—
	Par Value	Value

Media / Telecom - Diversified Media—continued
Digital Media Solutions LLC PIK (1 month Term SOFR + 11.114%) 15.426%, 5/25/26(3)(5)(7)	$3,904	$—
DIRECTV Financing LLC
2024, Tranche B (3 month Term SOFR + 5.510%) 9.820%, 8/2/29(2)	4,674	4,678
2025, Tranche B (3 month Term SOFR + 5.500%) 9.810%, 2/17/31(2)	2,974	2,904
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR + 5.350%) 9.510%, 4/9/29(2)	2,701	2,406
MH Sub I LLC 2023 (3 month Term SOFR + 4.250%) 8.250%, 5/3/28(2)	1,000	960
Neptune Bidco U.S., Inc.
Second Lien (3 month Term SOFR + 9.850%) 14.180%, 10/11/29(2)	6,843	6,752
Tranche A (3 month Term SOFR + 4.850%) 9.180%, 10/11/28(2)	4,182	3,973
Tranche B (3 month Term SOFR + 5.100%) 9.430%, 4/11/29(2)	5,554	5,281
X Corp. Tranche B-3 (9 month Term SOFR + 0.000%) 9.500%, 10/26/29(2)	8,745	8,766
		39,943

Media / Telecom - Telecommunications—6.4%
Altice Financing S.A. 2022 (3 month Term SOFR + 5.000%) 9.320%, 10/31/27(8)	11,722	9,817
AP Core Holdings II LLC
Tranche B-1 (1 month Term SOFR + 5.610%) 9.780%, 9/1/27(2)	4,753	4,621
Tranche B-2 (1 month Term SOFR + 5.610%) 9.780%, 9/1/27(2)	4,955	4,813
Cable One, Inc. Tranche B-4 (1 month Term SOFR + 2.110%) 6.280%, 5/3/28(2)	1,561	1,531
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 8.660%, 9/27/29(2)	8,778	8,657
Crown Subsea Communications Holding, Inc. 2025 (1 month Term SOFR + 3.500%) 7.660%, 1/30/31(2)	8,910	8,957
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 7.420%, 3/29/32(2)	$9,635	$9,635
Lumen Technologies, Inc.
Tranche A (1 month Term SOFR + 6.000%) 10.160%, 6/1/28(2)	8,127	8,254
Tranche B 0.000%, 3/15/27(2)(4)	936	917
Tranche B-2 (1 month Term SOFR + 2.460%) 6.630%, 4/15/30(2)	5,308	5,269
Numericable U.S. LLC Tranche B-14 (3 month Term SOFR + 5.500%) 9.820%, 8/15/28(8)	2,311	2,230
Voyage Digital NZ Ltd. (3 month Term SOFR + 3.250%) 7.440%, 5/11/29(2)	3,821	3,823
Zacapa S.a.r.l. (3 month Term SOFR + 3.750%) 7.750%, 3/22/29(2)	17,329	17,347
		85,871

Media / Telecom - Wireless Communications—0.9%
Venga Finance S.a.r.l. 2025 (3 month Term SOFR + 4.010%) 8.210%, 6/28/29(2)	11,976	12,003
Metals / Minerals—0.9%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.610%) 7.780%, 11/30/28(2)	6,064	6,057
Oxbow Carbon LLC Tranche B (1 month Term SOFR + 3.500%) 7.660%, 5/10/30(2)	5,990	5,986
		12,043

Retail—2.1%
Boots Group Finco LP (3 month Term SOFR + 3.500%) 7.700%, 8/30/32(2)	3,740	3,748
CWGS Group LLC (1 month Term SOFR + 2.610%) 6.780%, 6/3/28(2)	4,026	3,931
Peer Holding III B.V. Tranche B 0.000%, 9/29/32(2)(4)	3,000	3,000
Restoration Hardware, Inc.
(1 month Term SOFR + 2.610%) 6.780%, 10/20/28(2)	1,895	1,842
2022 (1 month Term SOFR + 3.350%) 7.510%, 10/20/28(2)	2,420	2,365
	Par Value	Value

Retail—continued
Rising Tide Holdings, Inc. Tranche C, PIK (2 month Term SOFR + 7.250%) 11.250%, 9/12/28(2)(3)(5)	$676	$72
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 7.310%, 9/12/32(2)	2,770	2,782
Vestis Corp. Tranche B-1 (3 month Term SOFR + 2.250%) 6.450%, 2/22/31(2)	6,264	5,878
Victra Holdings LLC (3 month Term SOFR + 3.750%) 7.750%, 3/30/29(2)	4,226	4,228
		27,846

Service—7.9%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.410%, 9/29/31(2)	3,593	3,589
American Public Education, Inc. (1 month Term SOFR + 5.610%) 9.780%, 9/1/27(2)	3,383	3,341
Apex Group Treasury Ltd. Tranche B (3 month Term SOFR + 3.500%) 7.750%, 2/27/32(2)	5,015	4,896
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.350%) 8.510%, 12/15/28(2)	3,403	3,114
Belfor Holdings, Inc. Tranche B-5 (1 month Term SOFR + 2.750%) 6.910%, 11/1/30(2)	6,707	6,728
Camelot U.S. Acquisition I Co.
(1 month Term SOFR + 3.250%) 7.410%, 1/31/31(2)	1,965	1,961
Tranche B-1 (1 month Term SOFR + 2.750%) 6.910%, 1/31/31(2)	2,515	2,498
Cengage Learning, Inc. 2024 (1-3 month Term SOFR + 3.500%) 7.666% - 7.698%, 3/22/31(2)	2,988	2,979
EverCommerce Solutions, Inc. (1 month Term SOFR + 2.250%) 6.410%, 7/7/31(2)	3,504	3,496
Fugue Finance B.V. (3 month Term SOFR + 2.750%) 6.950%, 1/9/32(2)	3,381	3,386
Indy U.S. Bidco LLC 2025 (1 month Term SOFR + 2.500%) 6.660%, 10/31/30(2)	6,349	6,325
	Par Value	Value

Service—continued
Inmar, Inc. 2025, First Lien (1-3 month Term SOFR + 4.500%) 8.502% - 8.663%, 10/30/31(2)	$4,306	$4,287
Lakeland Tours LLC First Lien, PIK (6 month Term SOFR + 0.000%) 8.000%, 9/25/27(2)(3)(5)	118	3
LSF11 Trinity Bidco, Inc. 2025, Tranche B (1 month Term SOFR + 2.500%) 6.650%, 6/14/30(2)	6,578	6,570
Mister Car Wash Holdings, Inc. 2024 (1 month Term SOFR + 2.500%) 6.660%, 3/27/31(2)	3,679	3,682
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.500%, 11/24/28(2)	4,529	4,370
Pitney Bowes, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.910%, 3/19/32(2)	8,559	8,548
Priority Holdings LLC 2025 (1 month Term SOFR + 3.750%) 7.910%, 7/30/32(2)	8,208	8,216
Prometric Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.910%, 6/25/32(2)	3,000	3,010
Soliant Lower Intermediate LLC (3 month Term SOFR + 3.750%) 7.790%, 7/18/31(2)	5,673	5,361
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 6.910%, 2/10/29(2)	3,843	3,781
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.260%) 9.260%, 2/15/29(2)	6,494	6,375
TRC Cos. LLC 2025 (1 month Term SOFR + 3.000%) 7.160%, 12/8/28(2)	5,247	5,248
Wash Multifamily Parent, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.440%, 9/10/32(2)	3,745	3,757
		105,521

Transportation - Automotive—0.9%
American Axle & Manufacturing, Inc. Tranche B (1-6 month Term SOFR + 3.000%) 7.053% - 7.175%, 12/12/29(2)	5,246	5,233
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.110%) 8.280%, 4/6/28(2)	$7,607	$7,523
		12,756

Transportation - Land Transportation—0.5%
AIT Worldwide Logistics, Inc. 2025, Tranche B (3 month Term SOFR + 4.000%) 8.250%, 4/8/30(2)	2,630	2,635
Clue Opco LLC Tranche B (3 month Term SOFR + 4.500%) 8.810%, 12/19/30(2)	3,600	3,589
		6,224

Transportation - Shipping—0.2%
Stonepeak Nile Parent LLC (3 month Term SOFR + 2.750%) 7.080%, 4/9/32(2)	3,105	3,103
Utilities—4.3%
Alpha Generation LLC Tranche B (1 month Term SOFR + 2.000%) 6.160%, 9/30/31(2)	4,493	4,484
Bayonne Energy Center LLC 0.000%, 9/22/32(2)(4)	3,705	3,696
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 3.250%) 7.480%, 8/11/32(2)	3,345	3,366
Eastern Power LLC Tranche B (1 month Term SOFR + 5.250%) 9.410%, 4/3/28(2)	4,236	4,255
EMG Utica Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.000%, 4/1/30(2)	3,463	3,467
Invenergy Thermal Operating I LLC
Tranche B (3 month Term SOFR + 3.610%) 7.620% - 7.750%, 5/17/32(2)	3,252	3,271
Tranche C (3 month Term SOFR + 3.610%) 7.730% - 7.750%, 5/17/32(2)	232	234
MRP Buyer LLC
(3 month Term SOFR + 3.250%) 7.250%, 5/24/32(2)	6,046	5,938
(3 month Term SOFR + 3.250%) 7.250%, 6/4/32(2)	464	455
	Par Value	Value

Utilities—continued
Talen Energy Supply LLC
2024, Tranche B (3 month Term SOFR + 2.500%) 6.730%, 12/12/31(2)	$1,821	$1,822
Tranche B (3 month Term SOFR + 2.500%) 6.730%, 5/17/30(2)	2,910	2,911
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 1.750%) 5.910%, 12/20/30(2)	3,301	3,304
WaterBridge Midstream Operating LLC Tranche B (1 month Term SOFR + 4.860%) 9.030%, 6/27/29(2)	15,383	15,387
Waterbridge NDB Operating LLC (1 month Term SOFR + 4.000%) 8.170%, 5/10/29(2)	4,450	4,452
		57,042

Total Leveraged Loans (Identified Cost $1,251,299)		1,238,265

	Shares
Common Stocks—0.6%
Communication Services—0.0%
Digital Media Solutions(3)(9)	14,839	538
Consumer Discretionary—0.0%
West Marine(3)(9)	44,603	—
Energy—0.2%
Summit Midstream Corp.(9)	108,293	2,224
Financials—0.0%
Copper Property CTL Pass Through Trust(3)	17,816	222
Information Technology—0.0%
Bright Bidco(3)(9)	26,953	6
Real Estate—0.0%
Altisource Portfolio Solutions S.A.(9)	2,926	34
Hill Street Properties(3)(9)	229,735	—
		34

Utilities—0.4%
Longview Intermediate Holdings LLC(3)(9)	265,938	4,654
Total Common Stocks (Identified Cost $5,175)		7,678

	Shares	Value

Warrant—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(3)(9)	5,583	$—
Total Warrant (Identified Cost $—)		—

Affiliated Exchange-Traded Fund—0.0%
Financials—0.0%
Virtus SEIX AAA Private Credit CLO ETF(10)(11)	24,000	599
Total Affiliated Exchange-Traded Fund (Identified Cost $599)		599

Total Long-Term Investments—97.1% (Identified Cost $1,311,066)		1,300,541

TOTAL INVESTMENTS—97.1% (Identified Cost $1,311,066)		$1,300,541
Other assets and liabilities, net—2.9%		39,285
NET ASSETS—100.0%		$1,339,826

Abbreviations:
CLO	Collateralized Loan Obligation
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At September 30, 2025, these
securities amounted to a value of $46,497 or 3.5%
of net assets.

(2)
Variable rate security. Rate disclosed is as of
September 30, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(5)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(6)	Amount is less than $500 (not in thousands).
(7)	Security in default; no interest payments are being received.
(8)	Security in default; interest payments are being received.
(9)	Non-income producing.
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Luxembourg	5
Canada	1
Cayman Islands	1
Netherlands	1
Singapore	1
United Kingdom	1
Total	100%
† % of total investments as of September 30, 2025.
As of September 30, 2025, the Fund had the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings, Inc., 4/01/32	$66	$66	$66	$— (1)
First Eagle Holdings, Inc., 8/16/32	1,581	1,569	1,564	(5)
MRP Buyer LLC, 6/04/32	306	303	300	(3)
Savor Acquisition, Inc., 2/19/32	318	319	320	1
Total	$2,271	$2,257	$2,250	$(7)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$11,730	$—	$6,620	$5,110
Corporate Bonds and Notes	42,269	—	42,269	—
Leveraged Loans	1,238,265	—	1,236,552	1,713 (1)
Equity Securities:
Common Stocks	7,678	2,258	—	5,420 (1)
Warrant	—	—	—	— (1)
Affiliated Exchange-Traded Fund	599	599	—	—
Other Financial Instruments:
Unfunded Loan Commitment*	1	—	1	—
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments*	(8)	—	(5)	—
Total Liabilities	(8)	—	(5)	—
Total Investments	$1,300,534	$2,857	$1,285,437	$12,243

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $3 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Leveraged Loans	Common Stocks	Asset-Backed Securities	Warrant
Investments in Securities
Balance as of December 31, 2024:	$13,766	$2,945 (a)	$10,821 (a)	$—	$— (a)
Accrued discount/(premium)	(29)	(29)	—	—	—
Net realized gain (loss)	(5,435)	(3,995)	(1,440)	—	—
Net change in unrealized appreciation (depreciation)(b)	4,854	3,663	1,191	—	—
Purchases	7,408	1,691	607	5,110	—
Sales(c)	(8,324)	(2,565)	(5,759)	—	—
Transfers into Level 3(d)	3	3	—	—	—
Balance as of September 30, 2025	$12,243	$1,713 (a)	$5,420 (a)	$5,110	$— (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2025, was $694.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of September 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2025:

Investments in Securities – Assets	Ending Balance at September 30, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
West Marine	$—	Market and Company Comparables	EV Multiples	0.59x (0.27x - 0.60x)	Increase
				8.92x (5.03x - 9.88x)
				0.65x (0.34x - 0.68x)
			Illiquidity Discount	30.00%	Decrease

Leveraged Loans:
Rising Tide Holdings, Inc.	$72	Discounted cash flows	Discount rate	24.53% (24.43% - 24.63%)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.